IMPAIRMENT LOSS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							3 Months Ended	6 Months Ended	3 Months Ended
	Sep. 30, 2014	Jun. 30, 2014 vessel	Jun. 30, 2013 vessel	Jun. 30, 2014 Front Opalia [Member]	Jun. 30, 2014 Front Commerce [Member]	Jun. 30, 2014 Front Comanche [Member]	Jun. 30, 2014 Front Opalia, Front Commerce and Front Comanche [Member] vessel	Jun. 30, 2013 Front Century [Member]	Jun. 30, 2014 Front Century [Member]	Jun. 30, 2013 Front Champion [Member]	Jun. 30, 2013 Golden Victory [Member]	Jun. 30, 2013 Front Champion & Golden Victory [Member] vessel
Property, Plant and Equipment [Line Items]
Number of vessels impaired		3	3
Tangible Asset Impairment Charges	$ 5.0	$ 56.2	$ 81.3	$ 18.5	$ 17.0	$ 20.7		$ 15.6	$ 15.6	$ 32.2	$ 33.5
Percentage probablity of lease termination							75.00%	50.00%				50.00%
Vessels Assigned Lease Termination Scenario							3					2